Description of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business	Description of Business
Nextdoor Holdings, Inc. (“Nextdoor” or the “Company”) is headquartered in San Francisco, California. Nextdoor’s purpose is to cultivate a kinder world where everyone has a neighborhood they can rely on. That purpose enables the Company’s mission to be the neighborhood hub for trusted connections and the exchange of helpful information, goods, and services.
On November 5, 2021 (the “Closing”), the Company consummated the transactions contemplated by the Agreement and Plan of Merger, dated July 6, 2021, as amended on September 30, 2021 (the “Merger Agreement”), by and among Khosla Ventures Acquisition Co. II (“KVSB”), a special purpose acquisition company, Lorelei Merger Sub Inc. (“Merger Sub”), and Nextdoor, Inc. (“Legacy Nextdoor”), with Legacy Nextdoor surviving as a wholly owned subsidiary of KVSB (the “Merger” and, collectively with the other transactions that occurred in connection with the Merger, including the PIPE Investment (as described in Note 3, the “Reverse Recapitalization”). In connection with the Closing, KVSB was renamed to Nextdoor Holdings, Inc. Reported results from operations included herein prior to the Reverse Recapitalization are those of Legacy Nextdoor.
See Note 3 - Reverse Recapitalization for further details.